Trade Payable - Summary of Trade payable (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Accounts Payable [Line Items]
Liabilities subject to compromise			R$ (2,139,312)	[1]	R$ (2,158,852)
Current		R$ 4,141,780	5,170,970		R$ 4,115,632
Non-current		3,321,166
Trade payables subject to the Judicial Reorganization	[2]	3,746,368	246,472
Trade payables not subject to the Judicial Reorganization		3,716,578	4,924,498
Total trade payables		7,462,946	5,170,970
Infrastructure, network and plant maintenance materials
Accounts Payable [Line Items]
Total trade payables		2,509,153	2,658,436
Services
Accounts Payable [Line Items]
Total trade payables		2,967,771	3,964,912
Rental of polls and rights-of-way
Accounts Payable [Line Items]
Total trade payables		309,658	382,188
ANATEL AGU
Accounts Payable [Line Items]
Total trade payables		6,929,530
Trade Notes, Accounts Payable and Other Liabilities [Member]
Accounts Payable [Line Items]
Total trade payables		451,441	R$ 304,746
Adjustment to present value
Accounts Payable [Line Items]
Total trade payables		R$ (5,704,607)

[1]	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).
[2]	(i) Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).